Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 16, 2023
Document Effective Date	Jun. 16, 2023
Prospectus Date	Jun. 16, 2023
Class F Prospectus | SIMT Liquid Alternative Fund | Class F
Prospectus:
Trading Symbol	LLOBX
Class Y Prospectus | SIMT Liquid Alternative Fund | Class Y
Prospectus:
Trading Symbol	LLOAX